Exhibit 99.1

SLC Student Loan Trust 2010-01 Quarterly Servicing Report
Distribution Date	11/25/2016
Collection Period	08/01/2016 - 10/31/2016

I. Deal Parameters

A	Student Loan Portfolio Characteristics			07/31/2016	10/31/2016
	Principal Balance			$425,411,687.96	$415,019,849.17
	Interest to be Capitalized Balance			2,867,213.69	2,899,503.06

	Pool Balance			$428,278,901.65	$417,919,352.23
	Capitalized Interest Account Balance			$-	$-
	Specified Reserve Account Balance			1,200,450.00	1,200,450.00

	Adjusted Pool (1)			$429,479,351.65	$419,119,802.23
	Weighted Average Coupon (WAC)			5.67%	5.68%
	Weighted Average Remaining Term			173.63	172.86
	Number of Loans			43,154	41,815
	Number of Borrowers			19,720	19,123
	Aggregate Outstanding Principal Balance - Tbill			$15,815,376.46	$15,417,161.43
	Aggregate Outstanding Principal Balance - LIBOR			$412,463,525.19	$402,502,190.80
	Pool Factor			0.534935070	0.521995637
	Since Issued Constant Prepayment Rate			3.48%	3.33%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.
B	Debt Securities	Cusip/Isin	08/25/2016		11/25/2016
	A	78444WAA7	$335,272,370.93		$322,905,800.01

C	Account Balances		08/25/2016		11/25/2016
	Reserve Account Balance		$1,200,450.00		$1,200,450.00
	Capitalized Interest Account Balance		$-		$-

D	Asset / Liability		08/25/2016		11/25/2016
	Adjusted Pool Balance		$429,479,351.65		$419,119,802.23
	Total Notes		$335,272,370.93		$322,905,800.01
	Difference		$94,206,980.72		$96,214,002.22
	Parity Ratio		1.28099		1.29796

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2016 - 10/31/2016, Distribution Date 11/25/2016

II. Trust Activity 08/01/2016 through		10/31/2016

A	Student Loan Principal Receipts
	Borrower Principal	4,077,766.28
	Guarantor Principal	3,096,065.41
	Consolidation Activity Principal	5,958,606.16
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	328.40
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$13,132,766.25

B	Student Loan Interest Receipts
	Borrower Interest	1,960,101.41
	Guarantor Interest	153,390.29
	Consolidation Activity Interest	72,796.52
	Special Allowance Payments	89,565.36
	Interest Subsidy Payments	520,223.05
	Seller Interest Reimbursement	1,049.84
	Servicer Interest Reimbursement	6,225.29
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	67,096.98

	Total Interest Receipts	$2,870,448.74

C	Reserves in Excess of Requirement	$-

D	Investment Income	$10,261.65

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	0.00

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(127,429.25)
	Consolidation Loan Rebate Fees to Dept. of Education	$(788,259.74)
	Floor Income Rebate Fees to Dept. of Education	$(1,191,526.30)

M	AVAILABLE FUNDS	$13,906,261.35

N	Non-Cash Principal Activity During Collection Period	$(2,740,927.46)

O	Non-Reimbursable Losses During Collection Period	$52,676.68

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2016 - 10/31/2016, Distribution Date 11/25/2016

III. 2010-01	Portfolio Characteristics

	10/31/2016				07/31/2016
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	4.02%	192	$1,000,503.50	0.241%	4.06%	243	$1,287,856.45	0.303%
GRACE	4.76%	108	$613,223.87	0.148%	5.11%	73	$413,271.50	0.097%
DEFERMENT	5.65%	4,223	$35,873,878.19	8.644%	5.64%	4,510	$39,525,486.15	9.291%
REPAYMENT: CURRENT	5.57%	28,639	$282,946,683.02	68.177%	5.52%	28,347	$277,725,259.27	65.284%
31-60 DAYS DELINQUENT	5.84%	1,174	$10,056,792.60	2.423%	6.04%	1,073	$10,944,346.52	2.573%
61-90 DAYS DELINQUENT	5.96%	513	$4,911,258.82	1.183%	6.16%	729	$7,956,718.74	1.870%
91-120 DAYS DELINQUENT	5.96%	184	$2,061,791.13	0.497%	6.14%	638	$5,333,194.38	1.254%
> 120 DAYS DELINQUENT	6.29%	1,651	$15,067,981.28	3.631%	6.14%	1,759	$15,428,697.75	3.627%
FORBEARANCE	6.01%	4,852	$60,474,803.63	14.572%	6.04%	5,528	$64,714,813.42	15.212%
CLAIMS IN PROCESS	5.65%	274	$1,989,051.28	0.479%	5.85%	252	$2,074,305.14	0.488%
AGED CLAIMS REJECTED	4.40%	5	$23,881.85	0.006%	6.80%	2	$7,738.64	0.002%

TOTAL		41,815	$415,019,849.17	100.00%		43,154	$425,411,687.96	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2016 - 10/31/2016, Distribution Date 11/25/2016

IV. 2010-01 Portfolio Characteristics (cont’d)

	10/31/2016	07/31/2016
Pool Balance	$417,919,352.23	$428,278,901.65
Outstanding Borrower Accrued Interest	$8,432,580.11	$8,049,550.71
Borrower Accrued Interest to be Capitalized	$2,899,503.06	$2,867,213.69
Total # Loans	41,815	43,154
Total # Borrowers	19,123	19,720
Weighted Average Coupon	5.68%	5.67%
Weighted Average Remaining Term	172.86	173.63
Non-Reimbursable Losses	$52,676.68	$55,784.21
Cumulative Non-Reimbursable Losses	$4,395,901.81	$4,343,225.13
Since Issued Constant Prepayment Rate (CPR)	3.33%	3.48%
Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$5,329.89
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Interest Shortfall	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$2,797,711.92	$3,048,383.68
Borrower Interest Accrued	$5,354,340.19	$5,450,528.62
Interest Subsidy Payments Accrued	$501,734.24	$526,093.96
Special Allowance Payments Accrued	$71,151.45	$82,457.48

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2016 - 10/31/2016, Distribution Date 11/25/2016

V. 2010-01 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.91%	15,195	$49,900,979.39	12.024%
- GSL - Unsubsidized	5.40%	11,341	62,160,625.08	14.978%
- PLUS (2) Loans	8.26%	505	6,827,037.90	1.645%
- SLS (3) Loans	3.82%	376	3,328,209.92	0.802%
- Consolidation Loans	5.83%	14,398	292,802,996.88	70.552%

Total	5.68%	41,815	$415,019,849.17	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	5.27%	22,739	$107,404,399.40	25.879%
- Two Year	5.58%	4,101	12,844,578.37	3.095%
- Technical	6.17%	572	1,953,722.25	0.471%
- Other	5.83%	14,403	292,817,149.15	70.555%

Total	5.68%	41,815	$415,019,849.17	100.000%

*Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2016 - 10/31/2016, Distribution Date 11/25/2016

VI. 2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$13,906,261.35

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$20,000.00	$13,886,261.35

B	Primary Servicing Fee	$62,741.25	$13,823,520.10

C	Class A Noteholders’ Interest Distribution Amount	$1,456,949.18	$12,366,570.92

D	Class A Noteholders’ Principal Distribution Amount	$-	$12,366,570.92

E	Reserve Account Reinstatement	$-	$12,366,570.92

F	Additional Principal Distribution Amount	$12,366,570.92	$-

G	Carryover Servicing Fee	$-	$-

H	Unpaid Expenses of The Trustees + Irish Exchange	$-	$-

I	Excess Distribution Certificateholder	$-	$-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2016 - 10/31/2016, Distribution Date 11/25/2016

VII. 2010-01 Distributions
Distribution Amounts
A

Cusip/Isin	78444WAA7
Beginning Balance	$335,272,370.93
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	8/25/2016
Accrual Period End	11/25/2016
Daycount Fraction	0.25555556
Interest Rate*	1.70044%
Accrued Interest Factor	0.004345569
Current Interest Due	$1,456,949.18
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$1,456,949.18
Interest Paid	$1,456,949.18
Interest Shortfall	$-
Principal Paid	$12,366,570.92
Ending Principal Balance	$322,905,800.01
Paydown Factor	0.014463826
Ending Balance Factor	0.377667602

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2016 - 10/31/2016, Distribution Date 11/25/2016

VIII. 2010-01 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$335,272,370.93
	Adjusted Pool Balance	$419,119,802.23
	Overcollateralization Amount	$29,338,386.16
	Principal Distribution Amount	$-
	Principal Distribution Amount Paid	$12,366,570.92
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,200,450.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,200,450.00
	Required Reserve Acct Balance	$1,200,450.00
	Release to Collection Account	$-
	Ending Reserve Account Balance	$1,200,450.00
C	Capitalized Interest Account
	Beginning Period Balance	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2016 - 10/31/2016, Distribution Date 11/25/2016